Borrowings - Finance lease obligations (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	£ 313	£ 368
Less: finance charges allocated to future periods	(42)	(60)
Minimum finance lease payments payable, at present value	271	308
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	64	66
Minimum finance lease payments payable, at present value	64	66
1 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	177	213
Minimum finance lease payments payable, at present value	144	174
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	72	89
Minimum finance lease payments payable, at present value	£ 63	£ 68